Retirement benefits - Summary of Defined Benefit Plan Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ (2,904)
Actuarial losses	2,375	$ (27,943)	$ (2,001)
Other movements	44	(349)	5
Ending balance	(1,602)	(2,904)
Defined benefit plan obligation
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	73,481	107,336
Current service cost	759	1,145
Interest expense	3,238	1,704
Actuarial losses	2,375	(27,943)
Benefit payments	(3,847)	(4,103)
Other movements	189	296
Currency translation differences	1,829	(4,954)
Ending balance	78,024	73,481	107,336
Defined benefit plan obligation | The Netherlands
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	24,608	35,340
Current service cost	184	286
Interest expense	904	298
Actuarial losses	929	(8,806)
Benefit payments	(1,032)	(942)
Other movements	252	374
Currency translation differences	901	(1,942)
Ending balance	26,746	24,608	35,340
Defined benefit plan obligation | UK
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	17,791	29,913
Current service cost	145	259
Interest expense	881	489
Actuarial losses	257	(9,793)
Benefit payments	(1,014)	(1,124)
Other movements	0	130
Currency translation differences	1,014	(2,083)
Ending balance	19,074	17,791	29,913
Defined benefit plan obligation | USA
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	14,793	19,003
Current service cost	215	282
Interest expense	695	417
Actuarial losses	832	(3,730)
Benefit payments	(956)	(1,088)
Other movements	0	(91)
Currency translation differences	0	0
Ending balance	15,579	14,793	19,003
Defined benefit plan obligation | Rest of the world
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	13,410	18,213
Current service cost	179	261
Interest expense	592	380
Actuarial losses	285	(3,582)
Benefit payments	(757)	(771)
Other movements	(63)	(154)
Currency translation differences	(122)	(937)
Ending balance	13,524	13,410	18,213
Defined benefit plan obligation | Germany
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	3,477
Ending balance	3,647	3,477
Defined benefit plan obligation | Canada (Federal)
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	3,482
Ending balance	3,930	3,482
Defined benefit plan obligation | Pensions | Funded pension plans
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	67,265
Ending balance	$ 71,473	$ 67,265
Duration of defined benefit obligation	14 years	15 years
Defined benefit plan obligation | Pensions | Funded pension plans | The Netherlands
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 24,608
Ending balance	$ 26,746	$ 24,608
Duration of defined benefit obligation	16 years	17 years
Defined benefit plan obligation | Pensions | Funded pension plans | UK
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 17,474
Ending balance	$ 18,734	$ 17,474
Duration of defined benefit obligation	15 years	15 years
Defined benefit plan obligation | Pensions | Funded pension plans | USA
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 13,925
Ending balance	$ 14,695	$ 13,925
Duration of defined benefit obligation	11 years	12 years
Defined benefit plan obligation | Pensions | Funded pension plans | Rest of the world
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 11,258
Ending balance	$ 11,298	$ 11,258
Duration of defined benefit obligation	13 years	13 years
Defined benefit plan obligation | Pensions | Unfunded pension plans
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 3,337
Ending balance	$ 3,450	$ 3,337
Duration of defined benefit obligation	11 years	11 years
Defined benefit plan obligation | Pensions | Unfunded pension plans | UK
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 317
Ending balance	$ 340	$ 317
Duration of defined benefit obligation	16 years	15 years
Defined benefit plan obligation | Pensions | Unfunded pension plans | USA
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 868
Ending balance	$ 884	$ 868
Duration of defined benefit obligation	8 years	9 years
Defined benefit plan obligation | Pensions | Unfunded pension plans | Rest of the world
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 2,152
Ending balance	$ 2,226	$ 2,152
Duration of defined benefit obligation	11 years	12 years
Defined benefit plan obligation | OPEB
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 2,879	$ 4,867
Current service cost	36	57
Interest expense	166	120
Actuarial losses	72	(2,032)
Benefit payments	(88)	(178)
Other movements	0	37
Currency translation differences	36	8
Ending balance	3,101	2,879	4,867
Defined benefit plan obligation | OPEB | Unfunded pension plans
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	2,879
Ending balance	$ 3,101	$ 2,879
Duration of defined benefit obligation	13 years	14 years
Defined benefit plan assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ (76,756)	$ (104,495)
Interest expense	(3,417)	(1,732)
Benefit payments	3,706	3,889
Other movements	18	58
Currency translation differences	(1,531)	5,675
Ending balance	(79,961)	(76,756)	(104,495)
Defined benefit plan assets | The Netherlands
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(27,986)	(37,096)
Interest expense	(1,035)	(314)
Benefit payments	1,032	942
Other movements	6	9
Currency translation differences	(1,020)	2,136
Ending balance	(30,266)	(27,986)	(37,096)
Defined benefit plan assets | UK
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(21,963)	(33,720)
Interest expense	(1,094)	(552)
Benefit payments	1,014	1,124
Other movements	16	(150)
Currency translation differences	(1,242)	2,723
Ending balance	(22,320)	(21,963)	(33,720)
Defined benefit plan assets | USA
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(14,243)	(18,055)
Interest expense	(679)	(406)
Benefit payments	957	1,088
Other movements	13	15
Currency translation differences	0	0
Ending balance	(14,835)	(14,243)	(18,055)
Defined benefit plan assets | Rest of the world
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(12,564)	(15,624)
Interest expense	(609)	(460)
Benefit payments	703	735
Other movements	(17)	184
Currency translation differences	731	816
Ending balance	(12,540)	(12,564)	$ (15,624)
Defined benefit plan assets | Germany
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(2,538)
Ending balance	(2,730)	(2,538)
Defined benefit plan assets | Canada (Federal)
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(3,497)
Ending balance	$ (3,504)	$ (3,497)